Quarterly Holdings Report
for
Fidelity® Series Government Bond Index Fund
May 31, 2024
XGB-NPRT3-0724
1.9891228.105
U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 2.3%
Fannie Mae:
0.5% 6/17/25	5,000	4,768
0.625% 4/22/25	814,000	781,819
0.875% 12/18/26	1,200,000	1,087,336
0.875% 8/5/30	1,057,000	846,252
1.625% 1/7/25	15,000	14,681
1.875% 9/24/26	674,000	630,861
2.125% 4/24/26	221,000	210,011
2.625% 9/6/24	9,000	8,938
5.625% 7/15/37	163,000	176,353
6.25% 5/15/29	71,000	76,310
7.125% 1/15/30	6,000	6,743
7.25% 5/15/30	866,000	984,506
Federal Farm Credit Bank:
0.72% 10/27/26	500,000	453,634
1% 10/7/26	1,000,000	913,488
1.3% 3/30/27	130,000	118,104
3% 8/3/26	1,560,000	1,502,592
4.25% 9/30/25	800,000	791,731
Federal Home Loan Bank:
1% 12/20/24	330,000	322,509
1% 3/23/26	994,500	926,286
1.25% 10/26/26	1,060,000	972,946
3.25% 11/16/28	1,850,000	1,756,224
5.5% 7/15/36	100,000	107,424
Freddie Mac:
0.375% 9/23/25	3,210,000	3,020,171
6.25% 7/15/32	585,000	650,390
6.75% 9/15/29	185,000	203,866
6.75% 3/15/31	173,000	194,483
Tennessee Valley Authority:
4.625% 9/15/60	2,440,000	2,187,624
4.875% 1/15/48	630,000	612,172
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		19,562,222
U.S. Treasury Obligations - 97.3%
U.S. Treasury Bonds:
1.125% 5/15/40	2,031,000	1,229,707
1.125% 8/15/40	1,674,000	1,004,008
1.25% 5/15/50	5,591,000	2,722,118
1.375% 11/15/40	12,447,000	7,746,313
1.375% 8/15/50	645,000	324,364
1.625% 11/15/50	10,384,000	5,587,079
1.75% 8/15/41	6,178,000	4,029,456
1.875% 2/15/41	3,726,000	2,516,360
1.875% 2/15/51	5,003,000	2,872,230
1.875% 11/15/51	4,779,000	2,724,963
2% 11/15/41	5,551,000	3,762,537
2% 2/15/50	5,143,000	3,075,554
2% 8/15/51	9,531,000	5,627,013
2.25% 5/15/41	3,180,000	2,273,203
2.25% 8/15/46	1,700,000	1,119,742
2.25% 8/15/49	3,614,000	2,302,372
2.25% 2/15/52	8,250,000	5,166,240
2.375% 2/15/42	9,280,000	6,671,450
2.375% 11/15/49	259,000	169,463
2.375% 5/15/51	5,419,000	3,512,824
2.5% 2/15/45	930,000	655,287
2.5% 2/15/46	2,660,000	1,852,545
2.75% 8/15/42	3,058,000	2,322,527
2.75% 11/15/42	370,000	280,044
2.75% 8/15/47	9,501,000	6,838,122
2.75% 11/15/47	450,000	323,174
2.875% 5/15/43	4,159,000	3,193,820
2.875% 8/15/45	66,000	49,541
2.875% 11/15/46	3,491,000	2,590,295
2.875% 5/15/49	1,225,000	892,575
2.875% 5/15/52	6,670,000	4,813,082
3% 5/15/42	3,938,000	3,120,557
3% 11/15/44	2,025,000	1,562,889
3% 5/15/45	303,000	232,860
3% 11/15/45	3,672,000	2,812,092
3% 2/15/47	5,615,000	4,253,143
3% 5/15/47	8,000	6,048
3% 2/15/48	1,326,000	996,572
3% 8/15/48	519,000	388,986
3% 8/15/52	8,700,000	6,444,117
3.125% 11/15/41	500,000	406,855
3.125% 2/15/42	860,000	697,003
3.125% 2/15/43	137,000	109,728
3.125% 8/15/44	1,743,000	1,377,515
3.125% 5/15/48	5,311,000	4,079,304
3.25% 5/15/42	3,260,000	2,681,477
3.375% 8/15/42	3,690,000	3,082,736
3.375% 5/15/44	3,819,000	3,145,305
3.375% 11/15/48	710,000	569,442
3.625% 8/15/43	2,541,000	2,183,870
3.625% 2/15/44	2,000,000	1,713,984
3.625% 2/15/53	1,480,000	1,239,558
3.625% 5/15/53	1,040,000	871,163
3.75% 8/15/41	275,000	245,352
3.75% 11/15/43	4,495,000	3,929,262
3.875% 8/15/40	2,366,000	2,163,689
3.875% 2/15/43	480,000	429,075
4% 11/15/42	1,710,000	1,558,705
4% 11/15/52	7,560,000	6,788,644
4.125% 8/15/53	1,340,000	1,229,031
4.25% 11/15/40	92,000	87,921
4.25% 2/15/54	3,770,000	3,536,142
4.375% 2/15/38	410,000	405,035
4.375% 11/15/39	523,000	510,926
4.375% 8/15/43	1,570,000	1,499,289
4.5% 2/15/36	1,391,000	1,402,356
4.5% 2/15/44	1,040,000	1,009,288
4.625% 2/15/40	1,569,000	1,574,884
4.75% 2/15/41	432,000	437,856
4.75% 11/15/53	3,000,000	3,056,250
5% 5/15/37	1,471,000	1,548,687
5.25% 11/15/28	2,005,000	2,062,879
5.25% 2/15/29	8,264,000	8,528,383
5.375% 2/15/31	3,320,000	3,503,119
5.5% 8/15/28	4,147,000	4,307,534
6.25% 5/15/30	6,070,000	6,617,248
6.5% 11/15/26	980,000	1,026,091
U.S. Treasury Notes:
0.25% 5/31/25	5,645,000	5,377,083
0.25% 6/30/25	273,000	259,187
0.25% 7/31/25	5,195,000	4,913,739
0.25% 8/31/25	18,360,000	17,297,128
0.25% 9/30/25	7,888,000	7,405,168
0.25% 10/31/25	1,882,000	1,760,332
0.375% 4/30/25	7,678,000	7,351,835
0.375% 11/30/25	1,170,000	1,092,579
0.375% 12/31/25	12,964,000	12,063,103
0.375% 1/31/26	10,300,000	9,551,238
0.375% 7/31/27	23,102,000	20,232,302
0.375% 9/30/27	1,530,000	1,331,399
0.5% 3/31/25	3,222,000	3,100,797
0.5% 2/28/26	8,512,000	7,886,235
0.5% 4/30/27	8,887,000	7,889,295
0.5% 5/31/27	5,115,000	4,525,576
0.5% 6/30/27	4,825,000	4,257,686
0.5% 8/31/27	4,183,000	3,666,171
0.5% 10/31/27	5,860,000	5,105,754
0.625% 7/31/26	8,550,000	7,822,248
0.625% 3/31/27	4,626,000	4,133,945
0.625% 11/30/27	6,368,000	5,556,329
0.625% 12/31/27	2,957,000	2,572,359
0.625% 5/15/30	3,797,000	3,036,117
0.625% 8/15/30	11,548,000	9,149,986
0.75% 3/31/26 (b)	10,784,000	10,007,636
0.75% 4/30/26	15,816,000	14,635,360
0.75% 5/31/26	10,550,000	9,732,787
0.75% 8/31/26	9,102,000	8,324,775
0.75% 1/31/28	2,797,000	2,437,542
0.875% 6/30/26	17,336,000	15,995,846
0.875% 9/30/26	256,000	234,260
0.875% 11/15/30	16,129,000	12,895,010
1% 7/31/28	1,010,000	875,070
1.125% 2/28/25	8,117,000	7,876,106
1.125% 10/31/26	6,850,000	6,286,213
1.125% 2/28/27	5,768,000	5,243,247
1.125% 8/31/28	1,748,000	1,518,848
1.125% 2/15/31	14,889,000	12,037,989
1.25% 11/30/26	5,578,000	5,123,044
1.25% 12/31/26	1,130,000	1,035,760
1.25% 3/31/28	1,660,000	1,467,090
1.25% 4/30/28	7,533,000	6,643,459
1.25% 5/31/28	9,250,000	8,138,193
1.25% 6/30/28	14,120,000	12,393,609
1.25% 9/30/28	2,220,000	1,935,129
1.25% 8/15/31	8,264,000	6,630,569
1.375% 8/31/26	5,158,000	4,784,246
1.375% 10/31/28	3,480,000	3,043,233
1.375% 12/31/28	8,811,000	7,672,109
1.375% 11/15/31	10,563,000	8,493,312
1.5% 8/15/26	192,000	178,823
1.5% 1/31/27	4,376,000	4,026,775
1.5% 11/30/28	14,516,000	12,740,058
1.5% 2/15/30	7,882,000	6,701,547
1.625% 2/15/26	10,000	9,459
1.625% 5/15/26	12,822,000	12,051,177
1.625% 9/30/26	2,159,000	2,010,906
1.625% 10/31/26	3,500,000	3,251,855
1.625% 8/15/29	2,428,000	2,108,566
1.625% 5/15/31	14,413,000	11,970,672
1.75% 1/31/29	1,050,000	928,553
1.75% 11/15/29	2,449,000	2,131,587
1.875% 7/31/26	105,000	98,712
1.875% 2/28/27	4,800,000	4,453,313
1.875% 2/28/29	5,390,000	4,786,994
1.875% 2/15/32	7,440,000	6,177,525
2% 2/15/25	56,000	54,737
2% 8/15/25	6,432,000	6,200,850
2% 11/15/26	2,652,000	2,484,385
2.125% 5/15/25	734,000	713,263
2.25% 2/15/27	1,829,000	1,716,188
2.25% 8/15/27	1,597,000	1,484,150
2.25% 11/15/27	4,563,000	4,221,310
2.375% 4/30/26	626,000	597,512
2.375% 5/15/27	4,000	3,749
2.375% 3/31/29	3,930,000	3,567,550
2.375% 5/15/29	3,505,000	3,175,448
2.5% 2/28/26	1,670,000	1,602,221
2.625% 12/31/25	10,697,000	10,313,412
2.625% 1/31/26	4,318,000	4,156,244
2.625% 5/31/27	3,380,000	3,188,423
2.625% 2/15/29	4,831,000	4,445,086
2.625% 7/31/29	1,681,000	1,536,342
2.75% 2/28/25	971,000	953,391
2.75% 6/30/25	1,403,000	1,368,053
2.75% 8/31/25	17,000	16,520
2.75% 7/31/27	4,416,000	4,171,050
2.75% 2/15/28	1,089,000	1,020,767
2.75% 5/31/29	880,000	811,147
2.75% 8/15/32	6,420,000	5,654,866
2.875% 4/30/25	47,000	46,031
2.875% 5/31/25	104,000	101,671
2.875% 7/31/25	3,667,000	3,575,325
2.875% 11/30/25	629,000	609,589
2.875% 5/15/28	5,922,000	5,562,516
2.875% 8/15/28	13,312,000	12,463,360
2.875% 4/30/29	13,630,000	12,651,409
2.875% 5/15/32	7,910,000	7,055,349
3% 9/30/25	2,655,000	2,584,891
3% 10/31/25	9,000	8,751
3.125% 8/15/25	270,000	263,788
3.125% 8/31/27	4,070,000	3,885,260
3.125% 11/15/28	4,238,000	3,997,957
3.125% 8/31/29	7,290,000	6,821,845
3.25% 6/30/27	3,060,000	2,938,317
3.25% 6/30/29	8,430,000	7,948,568
3.375% 5/15/33	8,390,000	7,700,447
3.5% 9/15/25	4,690,000	4,597,482
3.5% 1/31/30	1,560,000	1,481,208
3.5% 2/15/33	8,820,000	8,189,163
3.625% 3/31/30	4,420,000	4,220,237
3.75% 6/30/30	2,020,000	1,938,490
3.875% 11/30/27	1,690,000	1,649,796
3.875% 12/31/27	5,820,000	5,680,793
3.875% 9/30/29	2,070,000	2,007,334
3.875% 11/30/29	930,000	901,192
3.875% 12/31/29	1,410,000	1,365,497
3.875% 8/15/33	6,030,000	5,746,402
4% 2/15/26	5,430,000	5,344,944
4% 2/29/28	2,430,000	2,380,736
4% 10/31/29	5,800,000	5,656,359
4% 2/28/30	1,500,000	1,461,094
4% 2/15/34	13,190,000	12,680,948
4.125% 10/31/27	10,520,000	10,352,748
4.125% 8/31/30	1,700,000	1,664,008
4.125% 11/15/32	6,120,000	5,959,828
4.25% 10/15/25	830,000	821,052
4.25% 1/31/26	5,050,000	4,992,004
4.25% 2/28/31	2,280,000	2,247,136
4.375% 8/31/28	2,290,000	2,273,988
4.5% 11/15/33	8,960,000	8,961,400
4.625% 9/30/30	70,000	70,413
4.875% 10/31/28	2,030,000	2,056,168
4.875% 10/31/30	770,000	785,280
TOTAL U.S. TREASURY OBLIGATIONS		841,262,851
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $942,741,668)		860,825,073

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	1,032,824	1,033,031
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	8,173,265	8,174,083
TOTAL MONEY MARKET FUNDS (Cost $9,207,114)		9,207,114

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $951,948,782)	870,032,187
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(5,890,972)
NET ASSETS - 100.0%	864,141,215

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,506,491	61,675,842	63,149,491	100,016	189	-	1,033,031	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	204,375	69,916,889	61,947,181	5,473	-	-	8,174,083	0.0%
Total	2,710,866	131,592,731	125,096,672	105,489	189	-	9,207,114

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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